10-K Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss from continuing operations	$ 70,076	$ (50,053)	$ (201,903)	$ (211,609)	[1]	$ (242,645)	[1],[2]
Foreign currency translation gain (loss)	(4,653)	8,819	26,927	(12,838)		11,230
Net comprehensive loss from continuing operations	65,423	(41,234)	(174,976)	(224,447)		(231,415)
Net comprehensive loss from discontinued operations	(293)	(10,193)	(26,250)	(10,398)		(47,692)
Net comprehensive loss	65,130	(51,427)	(201,226)	(234,845)		(279,107)
Less: Net comprehensive income (loss) attributable to non-controlling interest	3,685	3,573	11,572	(11,217)		(4,629)
Net comprehensive loss attributable to Curaleaf Holdings, Inc.	$ 61,445	$ (55,000)	$ (212,798)	$ (223,628)		$ (274,478)

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.